Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Notes Payable
9.	Notes Payable

Notes payable at March 31, 2014 and December 31, 2013 consists of the following:

	March 31,	December 31,
	2014	2013

Notes payable	$-	$65,986
Less payments	-	(12,506)
Total	$-	$53,390

On August 8, 2013, the Company entered into an Asset Purchase Agreement. As part of the Asset Purchase Agreement, the Company assumed a liability totaling $53,390 for a finance arrangement relating to the purchase of a vehicle (see Note 15). In January 2014, the Company sold the vehicle to pay-off the above note. As of December 31, 2013, the Company reclassified the vehicles from property and equipment to vehicles held for sale.

9.	Notes Payable

Notes payable at December 31, 2013 and 2012 consists of the following:

	December 31,	December 31,
	2013	2012

Notes payable	$65,896	$12,506
Less payments	(12,506)	-
Total	$53,390	$12,506

On August 8, 2013, the Company entered into an Asset Purchase Agreement. As part of the Asset Purchase Agreement, the Company assumed a liability totaling $53,390 for a finance arrangement relating to the purchase of a vehicle (see Note 17). In January 2014, the Company sold the vehicle to pay-off the above note. As of December 31, 2013, the Company reclassified the vehicles from property and equipment to vehicles held for sale.